NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
NET INCOME (LOSS) PER SHARE

NOTE 20: NET INCOME (LOSS) PER SHARE

Number of shares and income (loss) used in the computation of net income (loss) per share:

	Year ended December 31,
	2024		2023		2022
	Weighted number of shares	Income attributable to equity holders of the Company	Weighted number of shares*)	Loss attributable to equity holders of the Company	Weighted number of shares*)	Loss attributable to equity holders of the Company

For the computation of basic net income (loss)	33,969,077	$2,921	33,155,669	$(4,197)	32,980,997	$(13,349)
Effect of potential dilutive ordinary shares	799,882	(996)	-	-	-	-
For the computation of diluted net profit (loss)	34,768,959	$1,925	33,155,669	$(4,197)	32,980,997	$(13,349)

*) Computation of diluted loss per share did not include potential ordinary shares that would result from conversion of outstanding options and warrants, since their conversion has anti-dilutive effect.